ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE

14. ACCOUNTS PAYABLE

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)

Payable related to new home transaction business	5,467,302	5,248,897
Payable for advertising fees	635,715	194,546
Payable for internet service fees	135,389	111,694
Payable for leasehold improvements	204,139	183,997
Others	152,301	269,631
Total	6,594,846	6,008,765